Business Combinations - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			132 Months Ended	135 Months Ended	3 Months Ended				3 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2013 Entity	Mar. 31, 2012 Entity	Dec. 31, 2012 Acquisition	Dec. 31, 2011 Acquisition	Dec. 31, 2010 Acquisition	Dec. 31, 2012 Entity	Mar. 31, 2013 Entity	Mar. 31, 2013 Brokerage [Member]	Mar. 31, 2012 Brokerage [Member]	Dec. 31, 2012 Brokerage [Member]	Dec. 31, 2012 Risk Management [Member]	Mar. 31, 2012 Acquisitions Made Prior to 2009 [Member] Entity	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member]	Dec. 31, 2011 Acquisitions Made Prior to 2009 [Member]	Dec. 31, 2010 Acquisitions Made Prior to 2009 [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member] Trade Names [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member] Expiration Lists [Member]	Dec. 31, 2012 Acquisitions Made Prior to 2009 [Member] Brokerage [Member] Non-Compete Agreements [Member]	Dec. 12, 2012 Casanueva Perez S.A.P. de C.V. [Member]	Mar. 31, 2012 CGM Gallagher Group Limited (CGM) [Member]	Dec. 31, 2012 CGM Gallagher Group Limited (CGM) [Member]	Dec. 31, 2007 CGM Gallagher Group Limited (CGM) [Member]	May 30, 2012 Insurance Dialogue Limited (IDL) [Member]	Dec. 31, 2012 Insurance Dialogue Limited (IDL) [Member]	Dec. 31, 2012 2012 Acquisitions [Member]	Mar. 31, 2013 2012 Acquisitions [Member] Market Approach Valuation Technique [Member]	Mar. 31, 2013 2012 Acquisitions [Member] Market Approach Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Market Approach Valuation Technique [Member] Minimum [Member]	Mar. 31, 2013 2012 Acquisitions [Member] Market Approach Valuation Technique [Member] Maximum [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Market Approach Valuation Technique [Member] Maximum [Member]	Mar. 31, 2013 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Minimum [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Minimum [Member]	Mar. 31, 2013 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Maximum [Member]	Dec. 31, 2012 2012 Acquisitions [Member] Income Approach Valuation Technique [Member] Maximum [Member]	Mar. 31, 2013 2013 Acquisitions [Member]	Mar. 31, 2013 2013 Acquisitions [Member] Brokerage [Member]	Mar. 31, 2013 2013 Acquisitions [Member] Brokerage [Member] Expiration Lists [Member]	Mar. 31, 2013 2013 Acquisitions [Member] Brokerage [Member] Non-Compete Agreements [Member]
Business Acquisition [Line Items]
Revenue growth rate																												5.00%	10.00%	10.00%	12.00%	2.00%	2.00%	6.60%	5.00%
Discount rate																											8.50%		9.00%		10.50%	12.50%	12.00%	13.50%	13.50%
Accretion of the discount on acquisition	$ 2.9	$ 2.4	$ 9.3	$ 8.3	$ 6.2
Income expense related to net adjustments	1.5	0.1	5.9	14.5	8.8
Number of companies acquired	17	6	46	22	11	248	252					3
Aggregate amount of maximum earnout obligations related to acquisitions	383.3		384.8
Aggregate amount of maximum earnout obligations related to acquisitions, recorded in consolidated balance sheet	139.9		139.8
Goodwill	5.5		308.8			308.8	5.5	5.5		308.1	0.7														14.5
Expiration lists	7.4		335.5			335.5	7.4	7.4		334.3	1.2					335.5									15.4												7.4
Non-compete agreements	0.3		5.3			5.3	0.3	0.3		5.3						5.3																					0.3
Attrition rate																																5.00%	5.00%	11.00%	10.00%
Expiration lists, amortization period, minimum, years								3 years
Expiration lists, amortization period, maximum, years								15 years
Non-compete agreements, amortization period, minimum, years								3 years
Non-compete agreements, amortization period, maximum, years								5 years
Trade names, amortization period, years								10 years
Amortization of intangible assets related to brokerage segment								1.8	0
Business acquisition not deductible for income tax purposes																	3.1	143.2	2.6																			0	0
Deferred tax liability																47.7																					0
Goodwill related to nondeductible amortizable intangible assets																47.7																					0
Common stock issued related to acquisition, shares			5,966,000									425,000	425,000	245,000	1,200,000
Cash Paid	8.6		295.8			295.8	8.6					2.8	3.5	8.2	5.9					19.3			11.9
Current liabilities related to earnout obligations												0.6		18.3	4.0
Annualized revenue of business acquisition, acquired at January 1, 2011			231.7																																	5.0
Total revenues related to 2012 acquisitions in the aggregate	674.6	548.0	2,650.1	2,371.0																						109.2										0.9
Net earnings	40.5	28.1	205.2	159.3																						1.8										0.1
Equity interest acquired	25.00%						25.00%													21.30%			38.50%	78.30%
Increase of ownership interest in CGM																					80.00%
Option increase in ownership																					100.00%			100.00%
Loss recognized in reduction of goodwill																						3.5
Additional acquisition of equity interest																						41.50%
Carrying value of ownership interest																						13.6
Trade names			3.1			3.1				3.1						3.1									0.6
Earnout obligations of acquisitions			5	19	25
Additional goodwill amount													$ 0.1	$ 30.0	$ 26.7